Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Segments Adjusted EBITDA		$ 122,339	$ 138,924	$ 234,329	$ 271,376
Unallocated corporate costs	[1]	(17,342)	(19,918)	(34,162)	(40,454)
Depreciation and amortization		(67,582)	(68,630)	(135,851)	(136,940)
Share-based compensation		(10,775)	(12,966)	(18,916)	(22,325)
Restructuring and other costs		(5,897)	(728)	(13,682)	(1,180)
Impairment expense on goodwill and other assets		(13)	(23)	(1,295)	(676)
Other (expense) / income, net		(6,714)	4,397	(5,891)	16,752
(Loss) / gain on disposal of subsidiaries and other assets, net		(176)	(144)	450	(321)
Interest expense, net		(34,549)	(37,135)	(68,222)	(72,100)
(Loss) / income before taxes		$ (20,709)	$ 3,777	$ (43,240)	$ 14,132

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.